COMMITMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Sep. 29, 2020
COMMITMENTS (Details) [Line Items]
Liquidity restrictions		$ 400
Top of range [member]
COMMITMENTS (Details) [Line Items]
Revolving credit facility	$ 600
Bottom of range [member]
COMMITMENTS (Details) [Line Items]
Revolving credit facility	750
Tam Linhas Aereas S.A. [Member]
COMMITMENTS (Details) [Line Items]
Revolving credit facility	$ 400